Nature of Expenses (Summary of Detailed Information about Expenses by Nature) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of expenses [Line Items]
Total	$ 22,931	$ 20,006
Purchased and produced raw materials and product for resale [Member]
Disclosure of expenses [Line Items]
Total	14,711	12,110
Depreciation and amortization [Member]
Disclosure of expenses [Line Items]
Total	1,951	1,989
Employee costs [Member]
Disclosure of expenses [Line Items]
Total	3,007	2,450
Freight [Member]
Disclosure of expenses [Line Items]
Total	1,023	963
Impairment of assets [Member]
Disclosure of expenses [Line Items]
Total	33	824
Acquisition and integration related costs [Member]
Disclosure of expenses [Line Items]
Total	43	60
Contract Services [Member]
Disclosure of expenses [Line Items]
Total	590	617
Lease expense [Member]
Disclosure of expenses [Line Items]
Total	81	60
Fleet fuel, repairs and maintenance [Member]
Disclosure of expenses [Line Items]
Total	302	222
COVID-19 [Member]
Disclosure of expenses [Line Items]
Total	45	48
Net Gain On Disposal Of Investment In Mopco [Member]
Disclosure of expenses [Line Items]
Total	0	250
Other [Member]
Disclosure of expenses [Line Items]
Total	643	709
Provincial Mining [Member]
Disclosure of expenses [Line Items]
Total	466	204
Cloud computing transition adjustment [Member]
Disclosure of expenses [Line Items]
Total	$ 36	$ 0